TAX EXPENSE (Details) - Narrative - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX EXPENSE (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	17.00%	19.00%
Adjustments for current tax of prior periods			£ 104	£ 237	£ (13)
UK corporation tax:
TAX EXPENSE (Details) - Narrative [Line Items]
Applicable tax rate (in percent)			19.00%	19.00%	19.00%
UK corporation tax: | Capitalised software enhancements
TAX EXPENSE (Details) - Narrative [Line Items]
Adjustments for current tax of prior periods			£ 215	£ 0
Adjustments for deferred tax of prior periods			261
Tax benefit arising from previously unrecognised tax loss of prior period used to reduce deferred tax expense			£ 46